Total
PGIM QMA LARGE-CAP CORE EQUITY FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 25 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 48 of the Fund's Prospectus and in Rights of Accumulation on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM QMA LARGE-CAP CORE EQUITY FUND - USD ($)	Class A	Class B	Class C	Class Z		Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none		none
Maximum deferred sales charge (load)(as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	5.00%	1.00%	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none		none
Redemption fee	none	none	none	none		none
Exchange fee	none	none	none	none		none
Maximum account fee (direct accounts under $10,000)	$ 15	$ 15	$ 15	none	[1]	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM QMA LARGE-CAP CORE EQUITY FUND		Class A		Class B		Class C		Class Z	Class R6
Management fees		0.35%		0.35%		0.35%		0.35%	0.35%
Distribution and service (12b-1) fees		0.30%		1.00%		1.00%		none	none
Other expenses		0.22%		0.89%		0.19%		0.19%	0.06%
Total annual Fund operating expenses		0.87%		2.24%		1.54%		0.54%	0.41%
Fee waiver and/or expense reimbursement		(0.15%)	[1]	(0.66%)	[1]	(0.10%)	[1]	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	0.72%		1.58%		1.44%		0.48%	0.35%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2021, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees, shareholder service fee, transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund’s average daily net assets. Separately, PGIM Investments has contractually agreed, through February 28, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares, 1.58% of average daily net assets for Class B shares, and 1.44% of average daily net assets for Class C shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to February 28, 2021 without the prior approval of the Fund's Board of Trustees.
[3]	The distributor of the Fund has contractually agreed through February 28, 2021 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2021 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM QMA LARGE-CAP CORE EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	619	798	992	1,550
Class B	661	937	1,240	2,009
Class C	247	477	830	1,826
Class Z	49	167	296	671
Class R6	36	126	224	512

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM QMA LARGE-CAP CORE EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	619	798	992	1,550
Class B	161	637	1,140	2,009
Class C	147	477	830	1,826
Class Z	49	167	296	671
Class R6	36	126	224	512

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund’s subadviser seeks investments that will appreciate over time. The subadviser, QMA LLC (QMA), normally invests at least 80% of the Fund’s investable assets in equity and equity-related securities of large capitalization US companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

QMA employs a quantitatively driven, bottom-up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. QMA constructs portfolios that seek to maximize the Fund’s investment in the most attractive stocks identified by the model, subject to risk constraints.

The Fund’s goal is to outperform the returns of the S&P 500 Index over the long term.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design and Implementation Risks. The design of QMA LLC (QMA)'s underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.

Effective June 6, 2017, the Fund’s investment objective and investment strategies were changed. The Fund’s performance prior to June 6, 2017 is based on its former investment objective and strategies.
Annual Total Returns (Class Z Shares)1
[1]	Without the contractual expense limitation, the annual total returns would have been lower.

Best Quarter:		Worst Quarter:
13.98%	1st Quarter 2012	-15.37%	4th Quarter 2018

Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Average Annual Total Returns - PGIM QMA LARGE-CAP CORE EQUITY FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares	22.19%	8.94%	11.95%
Class B shares	23.25%	9.16%	11.71%
Class C shares	27.36%	9.38%	11.76%
Class R6 shares	29.81%			13.85%	Dec. 28, 2016
Class Z Shares	29.61%	10.46%	12.85%
Class Z Shares | Return After Taxes on Distributions	28.38%	7.96%	10.92%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	18.37%	7.85%	10.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.46%	11.69%	13.55%

° After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.